Schedule of property plants and equipment net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Total cost	$ 1,029	$ 8,074	$ 1,006	$ 7,860	$ 7,638
Less: Accumulated depreciation	(905)	(7,101)	(862)	(6,742)	(6,394)
Net book value	124	973	144	1,118	1,244
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	374	2,934	366	2,845	2,832
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	7	58	7	56	33
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	313	2,458	308	2,394	2,193
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total cost	14	106	8	106	109
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 321	$ 2,518	$ 317	$ 2,459	$ 2,471